SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Share of net earnings (losses) from equity accounted investments	$ 882	$ 331	$ (121)
Interest expense	(3,530)	(4,764)	(4,823)
Office
Disclosure of operating segments [line items]
Share of net earnings (losses) from equity accounted investments	164	(162)	(434)
Interest expense	(770)	(874)	(896)
Retail
Disclosure of operating segments [line items]
Share of net earnings (losses) from equity accounted investments	567	497	269
Interest expense	(749)	(765)	(810)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings (losses) from equity accounted investments	151	(4)	44
Interest expense	(1,638)	(2,690)	(2,722)
Corporate
Disclosure of operating segments [line items]
Share of net earnings (losses) from equity accounted investments	0	0	0
Interest expense	$ (373)	$ (435)	$ (395)